Pension and other post-retirement benefits - Mortality tables and life expectancies (Details 9) - year	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Defined benefit plan, Disclosure
Assumptions pertaining to mortality tables	The BVG 2015 tables were used, which included final CMI projections, with a long-term rate of improvement of 1.25% per annum. 95% of Self-Administered Pension Scheme (SAPS) S2 light tables were used, which included final CMI projections, with a long-term rate of improvement of 1.5% per annum.
BVG 2015 [Member]
Defined benefit plan, Disclosure
Continuous Mortality Investigation (CMI) model, long-term improvement rate	1.25%
SAPS S2 [Member]
Defined benefit plan, Disclosure
Continuous Mortality Investigation (CMI) model, long-term improvement rate	1.50%
Switzerland | BVG 2015 [Member] | 65
Defined benefit plan, Disclosure
Life expectancy rate at age 65, Male	21.6	21.6
Life expectancy rate at age 65, Female	23.6	23.6
Switzerland | BVG 2015 [Member] | 45
Defined benefit plan, Disclosure
Life expectancy rate at age 65, Male	23.2	23.2
Life expectancy rate at age 65, Female	25.2	25.1
UK | SAPS S2 [Member] | 65
Defined benefit plan, Disclosure
Life expectancy rate at age 65, Male	23.2	23.7
Life expectancy rate at age 65, Female	24.3	24.8
UK | SAPS S2 [Member] | 45
Defined benefit plan, Disclosure
Life expectancy rate at age 65, Male	24.8	25.3
Life expectancy rate at age 65, Female	26.1	26.5
US | Pri-2012 [Member] | 65
Defined benefit plan, Disclosure
Life expectancy rate at age 65, Male	21.1	21.5
Life expectancy rate at age 65, Female	22.7	23.4
US | Pri-2012 [Member] | 45
Defined benefit plan, Disclosure
Life expectancy rate at age 65, Male	22.2	22.7
Life expectancy rate at age 65, Female	23.8	24.5